Income Taxes - Details of Income Tax Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Canadian	$ 5	$ 63
Foreign	452	408
Current income tax, Total	457	471
Canadian	(25)	(4)
Foreign	(195)	(72)
Deferred income tax, Total	(220)	(76)
Income tax provision, Total	$ 237	$ 395